Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Cash flows from operating activities
Net income	$ 11,319,952	$ 7,558,222	$ 7,551,465
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	446,878	410,079	418,431
Loss from disposal of fixed assets	1,559		2,085
Allowance for doubtful accounts	(230,175)	98,102	297,972
Inventory reserve		(75,391)	(187,271)
Deferred income tax benefit	(668,341)	(9,886)	(39,625)
Short-term investments income	(239,549)
Changes in operating assets and liabilities:
Accounts receivables	(3,867,457)	(4,107,520)	665,485
Inventory, net	(451,634)	888,607	5,586,177
Advance to suppliers, net	(2,717,085)
Prepayment for advertising	(7,434,240)
Advances to related parties	(237,720)
Prepaid expenses and other current assets	(168,188)	12,407	(8,449)
Accounts payable	2,457,337	639,427	(924,444)
Taxes payable	(298,620)	731,518	(320,611)
Accrued expenses and other current liabilities	31,436	(30,408)	162,540
Net cash provided by (used in) operating activities	(2,055,847)	6,115,157	13,203,755
Cash flows from investing activities
Purchases of property and equipment	(444,505)	(51,798)	(86,324)
Proceeds from disposal of fixed assets			291
Prepayments made to a related party for purchase of property	(2,457,600)
Prepayments for construction in progress	(10,629,120)
Payments for short-term investments	(15,330,660)
Redemption of short-term investments	1,801,927
Net cash used in investing activities	(27,059,958)	(51,798)	(86,033)
Cash flows from financing activities
Proceeds from short-term bank loans	4,300,800	1,427,000	3,055,500
Repayment of bank loans	(2,764,800)	(1,427,000)	(3,055,500)
Dividend payment			(16,005,000)
Gross proceeds from initial public offerings	28,750,000
Payment for deferred initial public offering costs	(2,792,543)	(441,064)
Proceeds from (prepayments for) related parties borrowings	(911,648)	911,200	1,143
Net cash provided by (used in) financing activities	26,581,809	470,136	(16,003,857)
Effect of exchange rate changes on cash	553,702	347,386	(126,720)
Net increase (decrease) in cash	(1,980,294)	6,880,881	(3,012,855)
Cash, beginning of year	10,058,202	3,177,321	6,190,176
Cash, end of year	8,077,908	10,058,202	3,177,321
Supplemental disclosure information:
Cash paid for interest expenses	149,303	157,528	135,717
Cash paid for income tax	$ 3,271,219	$ 2,167,963	$ 2,257,893